S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Dec. 03, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	managing members of our sponsor, Muzero Acquisition Sponsors LLC